Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Business Acquisition Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 65,797	¥ 372,256
Changes in the fair value		937	(93,307)
Transfers in and/or out of Level 3		0	0
Ending Balance	$ 5,646	36,734	65,797
Business Acquisition Contingent Consideration | Payment of cash consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Bonuses settled in cash during 2016/2017		(30,000)	(2,617)
Business Acquisition Contingent Consideration | Reclassification to equity upon resolution of contingencies
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reclassification to equity upon resolution of contingencies			(210,535)
Share-settled bonuses
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		37,526	41,352
Increase in liability			37,678
Changes in the fair value		(810)	(5,319)
Reclassification to equity		(22,752)	(15,890)
Bonuses settled in cash during 2016/2017			(20,295)
Reversal of share-settled bonuses		(13,964)
Transfers in and/or out of Level 3		0	0
Ending Balance			37,526
Liability Classified RSU
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		34,612
Increase in liability		61,903
Reclassification to equity		(84,650)
Transfers in and/or out of Level 3		0
Ending Balance	$ 1,824	¥ 11,865	¥ 34,612